Borrowing and Credit Agreements	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Borrowing and Credit Agreements
Borrowings and Credit Agreements

The following table is a summary of the Company’s borrowings as of December 31:

In millions	2015	2014
Commercial paper	$—	$685
3.25% senior notes due 2015	—	550
1.2% senior notes due 2016	750	750
6.125% senior notes due 2016	421	421
5.75% senior notes due 2017	1,080	1,080
1.9% senior notes due 2018	2,250	—
2.25% senior notes due 2018	1,250	1,250
2.25% senior notes due 2019	850	850
6.6% senior notes due 2019	394	394
2.8% senior notes due 2020	2,750	—
4.75% senior notes due 2020	450	450
4.125% senior notes due 2021	550	550
2.75% senior notes due 2022	1,250	1,250
3.5% senior notes due 2022	1,500	—
4.75% senior notes due 2022	400	—
4% senior notes due 2023	1,250	1,250
3.375% senior notes due 2024	650	650
5% senior notes due 2024	300	—
3.875% senior notes due 2025	3,000	—
6.25% senior notes due 2027	453	453
3.25% senior exchange debentures due 2035	5	—
4.875% senior notes due 2035	2,000	—
6.125% senior notes due 2039	734	734
5.75% senior notes due 2041	493	493
5.3% senior notes due 2043	750	750
5.125% senior notes due 2045	3,500	—
Capital lease obligations	644	391
Other	20	41
Total debt principal	27,694	12,992
Debt premiums	39	—
Debt discounts and deferred financing costs	(269)	(102)
	27,464	12,890
Less:
Short-term debt (commercial paper)	—	(685)
Current portion of long-term debt	(1,197)	(575)
Long-term debt	$26,267	$11,630

The Company did not have any commercial paper outstanding as of December 31, 2015. In connection with its commercial paper program, the Company maintains a $1.0 billion, five-year unsecured back-up credit facility, which expires on May 23, 2018, a $1.25 billion, five-year unsecured back-up credit facility, which expires on July 24, 2019, and a $1.25 billion, five-year unsecured back-up credit facility, which expires on July 1, 2020. The credit facilities allow for borrowings at various rates that are dependent, in part, on the Company’s public debt ratings and require the Company to pay a weighted average quarterly facility fee of approximately 0.03%, regardless of usage. As of December 31, 2015, there were no borrowings outstanding under the back-up credit facilities. The weighted average interest rate for short-term debt outstanding as of December 31, 2014 was 0.36%.

On May 20, 2015, in connection with the acquisition of Omnicare, the Company entered into a $13 billion unsecured bridge loan facility. The Company paid approximately $52 million in fees in connection with the facility. The fees were capitalized and amortized as interest expense over the period the bridge facility was outstanding. The bridge loan facility expired on July 20, 2015 upon the Company’s issuance of unsecured senior notes with an aggregate principal of $15 billion as discussed below. The bridge loan facility fees became fully amortized in July 2015.

On July 20, 2015, the Company issued an aggregate of $2.25 billion of 1.9% unsecured senior notes due 2018 (“2018 Notes”), an aggregate of $2.75 billion of 2.8% unsecured senior notes due 2020 (“2020 Notes”), an aggregate of $1.5 billion of 3.5% unsecured senior notes due 2022 (“2022 Notes”), an aggregate of $3 billion of 3.875% unsecured senior notes due 2025 (“2025 Notes”), an aggregate of $2 billion of 4.875% unsecured senior notes due 2035 (“2035 Notes”), and an aggregate of $3.5 billion of 5.125% unsecured senior notes due 2045 (“2045 Notes” and, together with the 2018 Notes, 2020 Notes, 2022 Notes, 2025 Notes and 2035 Notes, the “Notes”) for total proceeds of approximately $14.8 billion, net of discounts and underwriting fees. The Notes pay interest semi-annually and contain redemption terms which allow or require the Company to redeem the Notes at a defined redemption price plus accrued and unpaid interest at the redemption date. The net proceeds of the Notes were used to fund the Omnicare acquisition and the acquisition of the pharmacies and clinics of Target. The remaining proceeds were used for general corporate purposes.

Upon the closing of the Omnicare acquisition in August 2015, the Company assumed the long-term debt of Omnicare that had a fair value of approximately $3.1 billion, $2.0 billion of which was previously convertible into Omnicare shares that holders were able to redeem subsequent to the acquisition. During the period from August 18, 2015 to December 31, 2015, all but $5 million of the $2.0 billion of previously convertible debt was redeemed and repaid and approximately $0.4 billion in Omnicare term debt assumed was repaid for total repayments of Omnicare debt of approximately $2.4 billion in 2015.

The remaining principal of the Omnicare debt assumed was comprised of senior unsecured notes with an aggregate principal amount of $700 million ($400 million of 4.75% senior notes due 2022 and $300 million of 5% senior notes due 2024). In September 2015, the Company commenced exchange offers for the 4.75% senior notes due 2022 and the 5% senior notes due 2024 to exchange all validly tendered and accepted notes issued by Omnicare for notes to be issued by the Company. This offer expired on October 20, 2015 and the aggregate principal amounts below of each of the Omnicare notes were validly tendered and exchanged for notes issued by the Company.

Interest Rate and Maturity	Aggregate Principal Amount (In Millions)	Percentage of Total Outstanding Principal Amount Exchanged
4.75% senior notes due 2022	$388	96.8%
5% senior notes due 2024	296	98.8%
Total senior notes issued under exchange transaction	$684

The Company recorded this exchange transaction as a modification of the original debt instruments. As such, no gain or loss on extinguishment was recognized in the Company's consolidated income statement as a result of this exchange transaction and issuance costs were expensed as incurred.

On August 7, 2014, the Company issued $850 million of 2.25% unsecured senior notes due August 12, 2019 and $650 million of 3.375% unsecured senior notes due August 12, 2024 (collectively, the “2014 Notes”) for total proceeds of approximately $1.5 billion, net of discounts and underwriting fees. The 2014 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2014 Notes were used for general corporate purposes and to repay certain corporate debt.

On August 7, 2014, the Company announced tender offers for any and all of the 6.25% Senior Notes due 2027, and up to a maximum amount of the 6.125% Senior Notes due 2039, the 5.75% Senior Notes due 2041 and the 5.75% Senior Notes due 2017, for up to an aggregate principal amount of $1.5 billion. On August 21, 2014, the Company increased the aggregate principal amount of the tender offers to $2.0 billion and completed the repurchase for the maximum amount on September 4, 2014. The Company paid a premium of $490 million in excess of the debt principal in connection with the tender offers, wrote off $26 million of unamortized deferred financing costs and incurred $5 million in fees, for a total loss on the early extinguishment of debt of $521 million. The loss was recorded in income from continuing operations on the consolidated statement of income for the year ended December 31, 2014.

During the year ended December 31, 2014, the Company repurchased the remaining $41 million of outstanding Enhanced Capital Advantage Preferred Securities (“ECAPS”) at par. The fees and write-off of deferred issuance costs associated with the early extinguishment of the ECAPS were immaterial.

On December 2, 2013, the Company issued $750 million of 1.2% unsecured senior notes due December 5, 2016; $1.25 billion of 2.25% unsecured senior notes due December 5, 2018; $1.25 billion of 4.0% unsecured senior notes due December 5, 2023; and $750 million of 5.3% unsecured senior notes due December 5, 2043 (the “2013 Notes”) for total proceeds of approximately $4.0 billion, net of discounts and underwriting fees. The 2013 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2013 Notes were used to repay commercial paper outstanding at the time of issuance and to fund the acquisition of Coram in January 2014. The remainder was used for general corporate purposes.

The credit facilities, back-up credit facilities and unsecured senior notes contain customary restrictive financial and operating covenants. The covenants do not materially affect the Company’s financial or operating flexibility.

The following is a summary of the Company's required principal debt repayments, excluding unamortized debt discounts, deferred financing costs and debt premiums, due during each of the next five years and thereafter, as of December 31, 2015:

Year Ending December 31:
In millions
2016	$1,197
2017	1,113
2018	3,521
2019	1,266
2020	3,224
Thereafter	17,373
Total	$27,694